CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Apr. 14, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 10,989	$ 1,673
Accounts receivable, trade	425	811
Due from a related party (Note 3(c))	70	70
Inventories	1,796	186
Prepaid expenses and other assets	553	460
Total current assets	13,833	3,200
FIXED ASSETS:
Vessels, net (Note 4)	44,082	45,728
Total fixed assets	48,482	45,728
OTHER NON-CURRENT ASSETS:
Deferred charges	810	152
Total assets	63,125	49,080
CURRENT LIABILITIES:
Accounts payable, trade and other	327	263
Due to related parties (Note 3)	210	59
Accrued liabilities	1,186	381
Deferred revenue	244	228
Total current liabilities	2,207	931
Commitments and contingencies (Note 5)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 100,000,000 shares authorized, 510,000 issued and outstanding as at December 31, 2021 (Note 6)	5	5
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 8,820,240 issued and outstanding as at December 31, 2021 (Note 6)	298	88
Additional paid-in capital (Notes 3 and 6)	60,615	47,991
Retained earnings		65
Total stockholders' equity	60,918	48,149	$ 4	$ 0
Total liabilities and stockholders' equity	$ 63,125	$ 49,080